Document and Entity Information	May 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2025
Entity File Number	001-41370
Entity Registrant Name	FTAI INFRASTRUCTURE INC.
Entity Central Index Key	0001899883
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-4407005
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	798-6100
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false